FAIR VALUE MEASUREMENTS (Schedule Of Financial Assets/Liabilties Measured At Fair Value) (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Financial assets and liabilities measured at fair value
Investments in Evogene	$ 1,858	$ 4,565
Embedded Derivatives	(12,442)	(12,431)
Level 1 [Member]
Financial assets and liabilities measured at fair value
Investments in Evogene	1,858	4,565
Embedded Derivatives
Level 2 [Member]
Financial assets and liabilities measured at fair value
Investments in Evogene
Embedded Derivatives
Level 3 [Member]
Financial assets and liabilities measured at fair value
Investments in Evogene
Embedded Derivatives	$ (12,442)	$ (12,431)